Guarantee Liabilities - Schedule of Stand Ready (Details) - Stand ready guarantees - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stand Ready [Line Items]
Balance at beginning of year	¥ 606,886	¥ 8,802
Provision at the inception of new loans	2,221,546	1,027,383
Released into revenue	(1,838,731)	(429,299)
Balance at end of year	¥ 989,701	¥ 606,886